Document And Entity Information	6 Months Ended
Sep. 30, 2021
Document Information Line Items
Entity Registrant Name	Dragon Victory International Ltd
Document Type	6-K
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Entity Central Index Key	0001682241
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity File Number	001-38208